Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 22, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 22, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012

HARTFORD GLOBAL GROWTH HLS FUND (Prospectus Summary): | HARTFORD GLOBAL GROWTH HLS FUND
HARTFORD GLOBAL GROWTH HLS FUND

SUPPLEMENT

DATED JUNE 22, 2012 TO

 HARTFORD GLOBAL GROWTH HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2012

Effective June 27, 2012, John A. Boselli, CFA, has been added as a portfolio manager of  Hartford Global Growth HLS Fund.

1.             Accordingly, the following change is being made to the above referenced Prospectus and Summary Prospectus:

B.            Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the third sentence of the first paragraph is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY
The Fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $1 billion.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
HARTFORD GLOBAL GROWTH HLS FUND (Prospectus Summary): | HARTFORD GLOBAL GROWTH HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD GLOBAL GROWTH HLS FUND
Supplement Text	ck0001053425_SupplementTextBlock

SUPPLEMENT

DATED JUNE 22, 2012 TO

 HARTFORD GLOBAL GROWTH HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2012

Effective June 27, 2012, John A. Boselli, CFA, has been added as a portfolio manager of  Hartford Global Growth HLS Fund.

1.             Accordingly, the following change is being made to the above referenced Prospectus and Summary Prospectus:

B.            Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the third sentence of the first paragraph is deleted in its entirety and replaced with the following:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $1 billion.
HARTFORD GLOBAL GROWTH HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIALX
HARTFORD GLOBAL GROWTH HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGLX